ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
Employees and payroll accruals	$ 759	$ 489
Institutions and income tax payable	303	149
Accrued expenses	2,416	1,477
Related parties	27	137
Total	$ 3,505	$ 2,252